Loss of Control of Canmart Ltd - Schedule of Financial Performance and Cash Flow Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Financial Performance and Cash Flow Information [Line Items]
Net Revenue	$ 404,394
Other income	126
Gain on discontinued operations		$ 589,292
Discontinued operations [member]
Schedule of Financial Performance and Cash Flow Information [Line Items]
Net Revenue
Operating expenses			(31,794)
Other income			5,781
Total			(26,013)
Gain on loss of control of subsidiary			533,617
Gain on discontinued operations			507,604
Exchange differences on translation of discontinued operations			(794,635)
Other comprehensive income from discontinued operations			(794,635)
Cash flows provided by (used in) operating activities			(21,509)
Cash flows provided by (used in) investing activities			174
Cash flows provided by (used in) financing activities
Effects of exchange rate changes on cash and cash equivalents			705
Net change in cash used in by the subsidiary			(20,630)
Carrying amount of net liabilities immediately prior to loss of control of subsidiary			(12,825)
Reclassification of foreign currency translation reserve			(520,792)
Gain on loss of control of subsidiary			$ (533,617)